Leases (Tables)	12 Months Ended
Oct. 29, 2016
Leases [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments due under operating leases for the subsequent five fiscal years, are as follows:

2017	2,471
2018	2,164
2019	1,834
2020	1,370
2021	1,090
Thereafter	836